UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

                  Investment Company Act file number: 811-08527

           ALLIANCEBERNSTEIN INTERNATIONAL RESEARCH GROWTH FUND, INC.
               (Exact name of registrant as specified in charter)

              1345 Avenue of the Americas, New York, New York 10105
               (Address of principal executive offices) (Zip code)

                                 Mark R. Manley
                             AllianceBernstein L.P.
                           1345 Avenue of the Americas
                            New York, New York 10105
                     (Name and address of agent for service)

       Registrant's telephone number, including area code: (800) 221-5672

                     Date of fiscal year end: July 31, 2007

                   Date of reporting period: October 31, 2006

ITEM 1. SCHEDULE OF INVESTMENTS.

AllianceBernstein
International Research Growth Fund
Portfolio of Investments
October 31, 2006 (unaudited)
Company                                                   Shares    U.S. $ Value
--------------------------------------------------------------------------------
COMMON STOCKS - 96.2%
Finance - 30.7%
Banking - Money Center - 12.5%
Anglo Irish Bank Corp. PLC                                238,407   $  4,254,731
Banco Bilbao Vizcaya Argentaria SA                        199,491      4,814,860
Bank Mandiri Persero Tbk PT                             5,588,500      1,665,028
BNP Paribas SA                                             52,535      5,769,743
Credit Suisse Group                                       166,881     10,059,743
Mitsubishi UFJ Financial Group, Inc.                          419      5,314,668
Standard Chartered PLC                                    106,478      2,995,416
                                                                    ------------
                                                                      34,874,189
                                                                    ------------
Banking - Regional - 6.5%
Allied Irish Banks PLC                                    143,458      3,898,413
China Construction Bank-Class H (a)                     4,143,000      1,859,854
China Merchants Bank Co. Ltd. (b)                          18,000         28,098
Ind & Comm Bk Of China - H (b)                          1,424,000        637,186
Macquarie Bank Ltd.                                        85,914      4,952,108
Turkiye Is Bankasi-Class C                                275,541      1,767,679
UniCredito Italiano SpA                                   592,861      4,912,897
                                                                    ------------
                                                                      18,056,235
                                                                    ------------
Brokerage & Money Management - 2.5%
Man Group PLC                                             380,010      3,531,002
Partners Group (b)                                         35,497      3,417,168
                                                                    ------------
                                                                       6,948,170
                                                                    ------------
Insurance - 4.3%
ING Groep NV                                              105,865      4,688,548
QBE Insurance Group, Ltd.                                 272,290      5,203,154
Swiss Reinsurance                                          25,877      2,122,927
                                                                    ------------
                                                                      12,014,629
                                                                    ------------
Miscellaneous - 4.9%
Investimentos Itau, SA (GDR)                              302,900      1,374,825
ORIX Corp.                                                 15,580      4,381,630
UBS AG                                                    133,832      7,991,440
                                                                    ------------
                                                                      13,747,895
                                                                    ------------
                                                                      85,641,118
                                                                    ------------
Technology - 9.8%
Communication Equipment - 0.8%
Neuf Cegetel (b)                                           13,693        413,316
Tim Participacoes SA (ADR)                                 31,200      1,048,320
Vimpel-Communications (ADR) (b)                            11,300        745,687
                                                                    ------------
                                                                       2,207,323
                                                                    ------------

Communication Services - 0.5%
Comstar United Telesystems (GDR) (a)                       75,479        524,579
Iliad SA                                                    9,268        788,916
                                                                    ------------
                                                                       1,313,495
                                                                    ------------
Computer Hardware/Storage - 0.5%
NEC Corp.                                                 288,000      1,483,353
                                                                    ------------
Computer Peripherals - 1.0%
Foxconn Technology Co., Ltd.                               21,450        208,938
High Tech Computer Corp.                                   52,200      1,292,210
Lite-On Technology Corp.                                1,042,000      1,258,611
                                                                    ------------
                                                                       2,759,759
                                                                    ------------
Computer Services - 1.0%
CapGemini, SA                                              51,084      2,897,696
                                                                    ------------
Internet Infrastructure - 0.8%
Fastweb                                                    44,610      2,210,041
                                                                    ------------
Miscellaneous - 2.7%
Canon, Inc.                                                74,000      3,952,065
Hoya Corp.                                                 89,400      3,454,326
                                                                    ------------
                                                                       7,406,391
                                                                    ------------
Semiconductor Components - 1.0%
Novatek Microelectronics Ltd                              353,000      1,668,617
Radiant Opto-Electronics Corp.                            880,000      1,197,345
                                                                    ------------
                                                                       2,865,962
                                                                    ------------
Software - 1.5%
Infosys Technologies, Ltd.                                 46,133      2,144,016
SAP AG                                                     10,428      2,070,986
                                                                    ------------
                                                                       4,215,002
                                                                    ------------
                                                                      27,359,022
                                                                    ------------
Basic Industry - 9.3%
Chemicals - 1.2%
Bayer AG                                                   20,989      1,052,047
Hitachi Chemical Co., Ltd.                                 89,100      2,301,505
                                                                    ------------
                                                                       3,353,552
                                                                    ------------
Mining & Metals - 8.1%
China Shenhua Energy Co. Ltd.-Class H                   1,681,000      2,949,250
Cia Vale do Rio Doce (Sponsored) (ADR)                    185,600      4,031,232
MMC Norilsk Nickel (ADR)                                    8,123      1,200,173
Rio Tinto PLC                                             107,404      5,942,644
Xstrata PLC                                               114,212      4,863,120
Zinifex Ltd.                                              296,723      3,513,122
                                                                    ------------
                                                                      22,499,541
                                                                    ------------
                                                                      25,853,093
                                                                    ------------
Health Care - 9.2%
Drugs - 7.5%
Chugai Pharmaceutical Co. Ltd.                             63,100      1,294,041
Merck KGaA                                                  8,444        892,000
Novartis AG                                                97,588      5,923,667
Richter Gedeon Nyrt.                                        5,679      1,187,688
Roche Holding AG                                           28,907      5,061,294

Sanofi-Aventis                                             34,346      2,924,598
Takeda Pharmaceutical Co. Ltd.                             34,800      2,234,209
Teva Pharmaceutical Industries Ltd. (ADR)                  40,400      1,331,988
                                                                    ------------
                                                                      20,849,485
                                                                    ------------
Medical Products - 1.7%
Essilor International, SA                                  25,137      2,634,635
Nobel Biocare Holding AG (b)                                7,528      2,059,675
                                                                    ------------
                                                                       4,694,310
                                                                    ------------
                                                                      25,543,795
                                                                    ------------
Consumer Staples - 8.3%
Beverages - 3.2%
C&C Group PLC                                              74,271      1,231,159
Cia de Bebidas das Americas (ADR)                          41,700      1,820,622
Pernod-Ricard, SA                                          13,173      2,637,069
SABMiller PLC                                             172,173      3,329,708
                                                                    ------------
                                                                       9,018,558
                                                                    ------------
Food - 2.2%
China Mengniu Dairy Co. Ltd.                              749,000      1,360,319
Nestle, SA (a)                                             14,380      4,913,865
                                                                    ------------
                                                                       6,274,184
                                                                    ------------
Miscellaneous - 1.2%
Punch Taverns PLC                                         164,695      3,226,935
                                                                    ------------
Retail - Food & Drug - 0.4%
Tesco PLC                                                 132,556        994,462
                                                                    ------------
Tobacco - 1.3%
Altadis SA                                                 35,443      1,695,034
British American Tobacco PLC                               70,067      1,908,251
                                                                    ------------
                                                                       3,603,285
                                                                    ------------
                                                                      23,117,424
                                                                    ------------
Consumer Services - 8.0%
Airlines - 0.4%
easyJet PLC (b)                                           125,022      1,252,002
                                                                    ------------
Apparel - 1.0%
Geox SpA                                                  200,155      2,646,083
                                                                    ------------
Broadcasting & Cable - 1.5%
Grupo Televisa, SA (ADR)                                   63,200      1,559,776
Societe Television Francaise 1                             81,050      2,749,700
                                                                    ------------
                                                                       4,309,476
                                                                    ------------
Cellular Communications - 1.7%
America Movil SA de CV Series L (ADR)                      35,800      1,534,746
Bharti Tele-Ventures (b)                                   84,666        994,810
China Mobile Ltd.                                         187,000      1,519,184
Orascom Telecom Holding SAE (GDR) (a)                      13,424        755,771
                                                                    ------------
                                                                       4,804,511
                                                                    ------------
Gaming - 0.5%
IG Group Holdings PLC                                     274,687      1,330,593
                                                                    ------------
Printing & Publishing - 0.4%
Naspers Ltd.-Class N                                       59,436      1,074,282
                                                                    ------------

Restaurants & Lodging - 1.3%
Accor, SA                                                  34,662      2,404,338
Ctrip.com International Ltd. (ADR)                         25,900      1,269,100
                                                                    ------------
                                                                       3,673,438
                                                                    ------------
Retail - General Merchandise - 1.2%
Esprit Holdings Ltd.                                      215,500      2,084,981
Marks & Spencer Group PLC                                  96,204      1,203,448
                                                                    ------------
                                                                       3,288,429
                                                                    ------------
                                                                      22,378,814
                                                                    ------------
Energy - 7.1%
International - 3.2%
ENI SpA                                                    79,552      2,406,415
LUKOIL (ADR)                                               41,695      3,368,956
Petroleo Brasileiro SA (ADR)                               40,400      3,270,784
                                                                    ------------
                                                                       9,046,155
                                                                    ------------
Oil Service - 3.9%
GlobalSantaFe Corp.                                        82,400      4,276,560
Schlumberger, Ltd.                                         45,000      2,838,600
WorleyParsons Ltd.                                        264,600      3,731,737
                                                                    ------------
                                                                      10,846,897
                                                                    ------------
                                                                      19,893,052
                                                                    ------------
Consumer Manufacturing - 6.5%
Auto & Related - 3.2%
Denso Corp.                                                42,800      1,631,693
Honda Motor Co. Ltd.                                       51,900      1,831,854
Tata Motors Ltd.                                           67,819      1,243,385
Toyota Motor Corp.                                         70,500      4,162,707
                                                                    ------------
                                                                       8,869,639
                                                                    ------------
Building & Related - 3.3%
CRH PLC                                                   101,595      3,581,133
Daiwa House Industry Co. Ltd.                              82,000      1,477,725
Vinci, SA                                                  37,048      4,173,725
                                                                    ------------
                                                                       9,232,583
                                                                    ------------
                                                                      18,102,222
                                                                    ------------
Capital Goods - 3.0%
Electrical Equipment - 0.4%
Atlas Copco AB-Class A                                     34,907      1,017,068
                                                                    ------------
Engineering & Construction - 1.5%
ABB Ltd.                                                  278,142      4,136,749
                                                                    ------------
Miscellaneous - 1.1%
NGK Insulators Ltd.                                       104,000      1,411,968
Nitto Denko Corp.                                          30,400      1,729,890
                                                                    ------------
                                                                       3,141,858
                                                                    ------------
                                                                       8,295,675
                                                                    ------------
Utilities - 1.8%
Telephone Utility - 1.8%
Nippon Telegraph & Telephone Corp.                            217      1,090,081
Telefonica SA                                             113,024      2,175,919
Telekom Austria AG                                         34,645        863,933
TeliaSonera AB                                            108,166        787,461
                                                                    ------------

                                                                       4,917,394
                                                                    ------------
Aerospace & Defense - 1.1%
Aerospace - 1.1%
BAE Systems PLC                                           376,576      3,010,912
                                                                    ------------
Multi Industry Companies - 0.8%
Multi Industry Companies - 0.8%
Mitsui & Co. Ltd.                                         165,000      2,249,787
                                                                    ------------
Transportation - 0.6%
Railroad - 0.6%
Central Japan Railway Co.                                     151      1,626,681
                                                                    ------------
Total Common Stocks
   (cost $208,290,487)                                               267,988,989
                                                                    ------------
NON-CONVERTIBLE - PREFERRED STOCKS - 0.8%
ProSiebenSat.1 Media AG
   (cost $1,902,105)                                       71,464      2,062,484
                                                                    ------------

                                                        PRINCIPAL
                                                          AMOUNT
                                                          (000)
                                                        ---------
SHORT-TERM INVESTMENTS - 1.6%
Time Deposit - 1.6%
Rabo Bank
   5.26%, 11/02/06
(cost $4,500,000)                                       $   4,500      4,500,000
                                                                    ------------
Total Investments - 98.6%
   (cost $214,692,592)                                               274,551,473
Other assets less liabilities - 1.4%                                   3,918,844
                                                                    ------------
Net Assets - 100.0%                                                 $278,470,317
                                                                    ------------

(a) Security is exempt from registration under Rule 144A of the Securities Act of 1933. These securities are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At October 31, 2006, the aggregate market value of these securities amounted to $8,054,069 or 2.9% of net assets.

(b)  Non-income producing security.

Glossary:

ADR       -    American Depositary Receipt
GDR       -    Global Depositary Reciept

COUNTRY BREAKDOWN*

 16.7%  Switzerland
 15.2%  Japan
 12.2%  United Kingdom
 10.0%  France
  6.3%  Australia
  4.7%  Ireland
  4.4%  Italy
  4.2%  Brazil
  3.2%  Spain
  3.0%  China
  2.2%  Germany
  2.1%  Russia
  2.1%  Taiwan
 12.1%  Other
  1.6%  Short-Term
-----
100.0%  Total Investments
=====

* All data are as of October 31, 2006. The Fund's country breakdown is expressed as a percentage of total investments and may vary over time. "Other" country weightings represent less than 2.1% weightings in the following countries:
Austria, Bermuda, Cayman Islands, Egypt, Hong Kong, Hungary, India, Indonesia, Israel, Mexico, Netherlands, Netherlands Antilles, South Africa, Sweden, and Turkey.

Please note: The sector classifications presented herein are based on the sector categorization methodology of the Adviser.

ITEM 2. CONTROLS AND PROCEDURES.

(a) The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effective at the reasonable assurance level based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b) There were no significant changes in the registrant's internal control over financial reporting that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

ITEM 3. EXHIBITS.

The following exhibits are attached to this Form N-Q:

     EXHIBIT NO.                      DESCRIPTION OF EXHIBIT
     -----------   -------------------------------------------------------------
     11 (a) (1)    Certification of Principal Executive Officer Pursuant to
                   Section 302 of the Sarbanes-Oxley Act of 2002

     11 (a) (2)    Certification of Principal Financial Officer Pursuant to
                   Section 302 of the Sarbanes-Oxley Act of 2002

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant): AllianceBernstein International Research Growth Fund, Inc.


By:   /s/ Marc O. Mayer
      -------------------------------------
      Marc O. Mayer
      President

Date: December 22, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By:   /s/ Marc O. Mayer
      -------------------------------------
      Marc O. Mayer
      President

Date:  December 22, 2006


By:   /s/ Joseph J. Mantineo
      -------------------------------------
      Joseph J. Mantineo
      Treasurer and Chief Financial Officer

Date: December 22, 2006